Fair Value Measurements (Details) - Schedule of Liabilities Measured at Fair Value on the Consolidated Balance Sheet - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Stonepeak and Evolve Unvested Warrants [Member]
Recurring fair value measurements
Total recurring fair value measurements						$ 8,677,000
Recurring fair value measurements, gains (losses) during period				8,677,000		(699,628)
Institutional/Accredited Investor Warrants [Member]
Recurring fair value measurements
Total recurring fair value measurements		218,884		218,884
Recurring fair value measurements, gains (losses) during period		1,682,700		1,682,700
Private Warrants [Member]
Recurring fair value measurements
Total recurring fair value measurements		2,000		2,000		866,000
Recurring fair value measurements, gains (losses) during period		170,000		854,000		387,228
Redeemable Preferred Stock [Member]
Recurring fair value measurements
Total recurring fair value measurements						511,948
Recurring fair value measurements, gains (losses) during period						(14,342)
Level 3: Significant Unobservable Inputs
Recurring fair value measurements
Total recurring fair value measurements					$ 2,000
Level 3: Significant Unobservable Inputs | Stonepeak and Evolve Unvested Warrants [Member]
Recurring fair value measurements
Total recurring fair value measurements						8,677,000
Level 3: Significant Unobservable Inputs | Institutional/Accredited Investor Warrants [Member]
Recurring fair value measurements
Total recurring fair value measurements	76,271	218,884	76,271	218,884	218,884
Level 3: Significant Unobservable Inputs | Total recurring fair value measurements [Member]
Recurring fair value measurements
Total recurring fair value measurements	361,915	580,109	361,915	580,109	580,109	10,054,948
Level 3: Significant Unobservable Inputs | Private Warrants [Member]
Recurring fair value measurements
Total recurring fair value measurements	4	2,000	4	2,000		866,000
Level 3: Significant Unobservable Inputs | Redeemable Preferred Stock [Member]
Recurring fair value measurements
Total recurring fair value measurements					359,225	511,948
Fair Value, Inputs, Level 1 [Member]
Recurring fair value measurements
Total recurring fair value measurements					2,000
Recurring fair value measurements, gains (losses) during period					864,000
Fair Value, Inputs, Level 1 [Member] | Stonepeak and Evolve Unvested Warrants [Member]
Recurring fair value measurements
Total recurring fair value measurements
Recurring fair value measurements, gains (losses) during period					8,677,000
Fair Value, Inputs, Level 1 [Member] | Institutional/Accredited Investor Warrants [Member]
Recurring fair value measurements
Total recurring fair value measurements	76,271		76,271		218,884
Recurring fair value measurements, gains (losses) during period	214,361		142,613		2,445,462
Fair Value, Inputs, Level 1 [Member] | Total recurring fair value measurements [Member]
Recurring fair value measurements
Total recurring fair value measurements	361,915	580,109	361,915	580,109	580,109	10,054,948
Recurring fair value measurements, gains (losses) during period	281,939	1,812,455	218,194	11,194,391	12,139,185	(326,742)
Fair Value, Inputs, Level 1 [Member] | Private Warrants [Member]
Recurring fair value measurements
Total recurring fair value measurements	4		4
Recurring fair value measurements, gains (losses) during period	212		1,996
Fair Value, Inputs, Level 1 [Member] | Redeemable Preferred Stock [Member]
Recurring fair value measurements
Total recurring fair value measurements					359,225
Recurring fair value measurements, gains (losses) during period					152,723
Level 2: Significant Other Observable Inputs | Stonepeak and Evolve Unvested Warrants [Member]
Recurring fair value measurements
Total recurring fair value measurements